Annual Total Returns - BlackRock LifePath Index 2065 Fund (Investor P) [BarChart]	Apr. 30, 2021
Investor P | BlackRock LifePath Index 2065 Fund | Investor P Shares
Bar Chart Table:
Annual Return 2020	15.12%